Investment in Affiliate (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 03, 2021	Mar. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Investment			$ 2,908,300
Initial funding	$ 100,000,000
Amount raised on investment	138,000,000
Founders, shares			1,437,500
Private placement units		288,830	288,830
Loan to affiliate			$ 9,073
Affiliated Entity [Member]
Schedule of Investments [Line Items]
Loan to affiliate		$ 22,823	9,073
Jupiter Wellness Sponsor Llc [Member]
Schedule of Investments [Line Items]
Investment			$ 2,908,300
Founders, shares		1,437,500
Jupiter Wellness Acquisition Corp [Member]
Schedule of Investments [Line Items]
Additional loan amount		$ 300,000
Initial funding	$ 100,000,000